CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Shareholders' Equity
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	200,000	200,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	23,579,725	21,333,869
Common stock, shares outstanding (in shares)	23,579,725	21,333,869